Filed under Rules 497(e) and 497(k)
Registration No. 002‑83631
VALIC Company I
Blue Chip Growth Fund
(the “Fund”)
Supplement dated October 18, 2022, to the Fund’s Summary Prospectus,
Prospectus and Statement of Additional Information (“SAI”), each dated October 1, 2022, as supplemented and amended to date
At a Joint Special Meeting of Shareholders held on October 14, 2022, shareholders of the Fund approved the proposal to change the Fund’s sub‑classification under the Investment Company Act of 1940 from “diversified” to “non‑diversified,” as described in the Fund’s Proxy Statement dated August 17, 2022.
Accordingly, effective November 1, 2022, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI:
The section of the Summary Prospectus entitled “Principal Investment Strategies of the Fund” and the subsection of the Prospectus entitled “Fund Summary: Blue Chip Growth Fund – Principal Investment Strategies of the Fund” are amended to add the following:
The Fund is a non‑diversified fund, which means that it may invest in a smaller number of issuers than a diversified fund.
The section of the Summary Prospectus entitled “Principal Risks of Investing in the Fund” and the subsection of the Prospectus entitled “Fund Summary: Blue Chip Growth Fund – Principal Risks of Investing in the Fund” are amended to add the following:
Non‑Diversification Risk. Because the Fund may invest in a smaller number of issuers, its value may be affected to a greater extent by the performance of any one of those issuers or by any single economic, political, market or regulatory event affecting any one of those issues than a fund that invests in a larger number of issuers.
Appendix A to the Prospectus is amended by adding “Non‑Diversification Risk” under the “Principal Risk Factors” column with respect to the Fund.
In the section of the SAI entitled “General Information and History,” the last sentence of the first paragraph is deleted in its entirety and replaced with the following:
Each of the Funds, except the Blue Chip Growth Fund, Growth Fund, International Government Bond Fund, Nasdaq‑100® Index Fund, and Science & Technology Fund, is “diversified” as the term is used in the 1940 Act.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.